Note 8 - Goodwill	12 Months Ended
Oct. 31, 2023
Statement Line Items [Line Items]
Disclosure of goodwill [text block]
8.	Goodwill:

Goodwill relates to the Bank’s acquisition of Digital Boundary Group and for the purpose of conducting an annual test for impairment, the Bank’s CGU relates specifically to the operations of Digital Boundary Group.  The Bank considered the fair value less carrying value calculation in assessing impairment. The key assumptions underlying the impairment test included: 5-years of projected cash flow, a discount rate of 13.7% (2022 – 12.4%), an average yearly earnings growth rate of 14% (2022 - 12%) and a terminal growth rate of 2.0% (2022 - 2.0%).

The Bank did not recognize an impairment charge on the goodwill as the recoverable amount of the CGU exceeded the carrying value of the goodwill. Sensitivity analysis performed by management suggested that if the average annual growth rate were to decrease by 6% over each year of the five-year planning horizon the carrying amount would be approximately equal to the recoverable amount of the CGU. See note 10.